UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page


        Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment:          | |; Amendment Number:

This Amendment (Check only one):  | | is a restatement
                                  | | adds new holding entries.


Institutional Manager Filing this Report:

Name:     Caerus Global Investors LLC

Address:  712 Fifth Avenue, 19th Floor
          New York, New York 10019


13F File Number:  028-XXXXX


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Matthew Husar
Title:  Chief Financial Officer
Phone:  212-488-5508

Signature, Place and Date of Signing:

   /s/ Matthew Husar           New York, New York           February 14, 2012
-----------------------     ------------------------     -----------------------
      [Signature]                [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        32

Form 13F Information Table Value Total:  $106,894
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

        No.          Form 13F File Number          Name

        NONE.

                                                     FORM 13F INFORMATION TABLE
                                                    Caerus Global Investors LLC
                                                         December 31, 2011
COLUMN 1                        COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6  COLUMN 7        COLUMN 8
                                  TITLE                    VALUE    SHS OR    SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS        CUSIP    (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANGRS    SOLE     SHARED  NONE
---------------------------   -------------   ---------  --------  ---------  ---  ----  ----------  ------  ---------  ------  ----
ABERCROMBIE & FITCH CO        CL A            002896207   5,602      114,702   SH           SOLE      NONE     114,702
BARNES & NOBLE INC            COM             067774109   3,290      227,226   SH           SOLE      NONE     227,226
COINSTAR INC                  COM             19259P300   4,771      104,545   SH           SOLE      NONE     104,545
COINSTAR INC                  COM             19259P300   1,141       25,000        CALL    SOLE      NONE      25,000
CORN PRODS INTL INC           COM             219023108   6,285      119,511   SH           SOLE      NONE     119,511
DECKERS OUTDOOR CORP          COM             243537107     989       13,084   SH           SOLE      NONE      13,084
GAYLORD ENTMT CO NEW          COM             367905106   4,014      166,271   SH           SOLE      NONE     166,271
G-III APPAREL GROUP LTD       COM             36237H101   1,106       44,406   SH           SOLE      NONE      44,406
HARRY WINSTON DIAMOND CORP    COM             41587B100     775       72,745   SH           SOLE      NONE      72,745
ISHARES TR                    RUSSELL 2000    464287655   7,375      100,000        CALL    SOLE      NONE     100,000
JACK IN THE BOX INC           COM             466367109   2,926      140,000   SH           SOLE      NONE     140,000
JONES GROUP INC               COM             48020T101   1,009       95,606   SH           SOLE      NONE      95,606
LAS VEGAS SANDS CORP          COM             517834107   7,325      171,429   SH           SOLE      NONE     171,429
LAUDER ESTEE COS INC          CL A            518439104   2,217       19,740   SH           SOLE      NONE      19,740
LIZ CLAIBORNE INC             COM             539320101   7,013      812,671   SH           SOLE      NONE     812,671
LORILLARD INC                 COM             544147101   3,548       31,123   SH           SOLE      NONE      31,123
MORGANS HOTEL GROUP CO        COM             61748W108   2,238      379,241   SH           SOLE      NONE     379,241
ORIENT-EXPRESS HOTELS LTD     CL A            G67743107   2,839      380,000   SH           SOLE      NONE     380,000
PENN NATL GAMING INC          COM             707569109   3,640       95,605   SH           SOLE      NONE      95,605
PVH CORP                      COM             693656100     549        7,792   SH           SOLE      NONE       7,792
QUIKSILVER INC                COM             74838C106   4,613    1,277,931   SH           SOLE      NONE   1,277,931
RALCORP HLDGS INC NEW         COM             751028101   4,471       52,291   SH           SOLE      NONE      52,291
RALPH LAUREN CORP             CL A            751212101   1,722       12,468   SH           SOLE      NONE      12,468
ROYAL CARIBBEAN CRUISES LTD   COM             V7780T103   1,608       64,936   SH           SOLE      NONE      64,936
SHUTTERFLY INC                COM             82568P304   1,182       51,948   SH           SOLE      NONE      51,948
SPDR SERIES TRUST             S&P HOMEBUILD   78464A888   1,881      110,000   SH           SOLE      NONE     110,000
TARGET CORP                   COM             87612E106   6,551      127,907   SH           SOLE      NONE     127,907
UNITED RENTALS INC            COM             911363109   3,531      119,482   SH           SOLE      NONE     119,482
WALGREEN CO                   COM             931422109   6,870      207,794   SH           SOLE      NONE     207,794
WENDYS CO                     COM             95058W100     750      139,871   SH           SOLE      NONE     139,871
WHOLE FOODS MKT INC           COM             966837106   2,087       30,000   SH           SOLE      NONE      30,000
WMS INDS INC                  COM             929297109   2,975      145,000   SH           SOLE      NONE     145,000




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